Segmented Information	12 Months Ended
Dec. 31, 2025
Segmented Information [Abstract]
Segmented Information
20.	Segmented Information

The Company operates in one reportable segment, being the acquisition, exploration and development of mineral properties. Substantially all of the Company’s exploration and evaluation assets are located in Canada. The Chief Operating Decision Marker of the company has been identified as the Chief Executive Officer, who makes strategic decisions and allocates resources to operating segments.